Supplemental Oil and Gas Information (Unaudited) Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Results of Operations, Revenue, Other	$ 8.1	$ 14.0	$ 17.8